Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000001700 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000001700 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001700 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001702 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000001702 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001702 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001703 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000001703 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001703 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001704 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000001704 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000001704 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001706 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000001706 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000001706 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000123977 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000123977 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001707 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000001707 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000001707 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000039982 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000039982 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000039982 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000039984 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000039984 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000039984 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000039985 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000039985 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000039985 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000039986 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000039986 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000039986 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000039988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000039988 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000039988 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171397 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000171397 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171397 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000039989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
C000039989 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000039989 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000079618 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000079618 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079618 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.60%
C000079618 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.20%
C000079618 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000079618 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000079618 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.20%
C000079618 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000079618 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000079618 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000079618 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.70%
C000079618 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000079619 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000079619 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079619 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.60%
C000079619 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.20%
C000079619 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000079619 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000079619 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.20%
C000079619 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000079619 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000079619 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000079619 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.70%
C000079619 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000079621 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000079621 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079621 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.60%
C000079621 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.20%
C000079621 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000079621 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.80%
C000079621 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.20%
C000079621 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000079621 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000079621 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000079621 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	56.70%
C000079621 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%